Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Input [Member] | Unlisted common stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Input	Volatility	Volatility
Input [Member] | Unlisted common stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Input	Discount for lack of marketability	Discount for lack of marketability
Input [Member] | Unlisted Preferred stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Input	Volatility	Volatility
Input [Member] | Unlisted Preferred stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Input	Discount for lack of marketability	Discount for lack of marketability
Input [Member] | Stock acquisition right [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Input	Weighted average cost of capital	Weighted average cost of capital
Input [Member] | Contingent considerations [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial liabilities, Input	Discount rate	Discount rate
Change [Member] | Unlisted common stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Change	1.00%	1.00%
Change [Member] | Unlisted common stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Change	1.00%	1.00%
Change [Member] | Unlisted Preferred stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Change	1.00%	1.00%
Change [Member] | Unlisted Preferred stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Change	1.00%	1.00%
Change [Member] | Stock acquisition right [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Change	1.00%	1.00%
Change [Member] | Contingent considerations [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial liabilities, Change	1.00%	1.00%
Favorable Change [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in profit or loss		$ 304
Financial liabilities, Recognized in profit or loss	25	660
Favorable Change [Member] | Unlisted common stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in profit or loss
Favorable Change [Member] | Unlisted common stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in profit or loss
Favorable Change [Member] | Unlisted Preferred stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in profit or loss
Favorable Change [Member] | Unlisted Preferred stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in profit or loss
Favorable Change [Member] | Stock acquisition right [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in profit or loss		304
Favorable Change [Member] | Contingent considerations [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial liabilities, Recognized in profit or loss	25	660
Unfavorable Change [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in profit or loss		300
Financial liabilities, Recognized in profit or loss	13	673
Unfavorable Change [Member] | Unlisted common stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in profit or loss
Unfavorable Change [Member] | Unlisted common stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in profit or loss
Unfavorable Change [Member] | Unlisted Preferred stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in profit or loss
Unfavorable Change [Member] | Unlisted Preferred stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in profit or loss
Unfavorable Change [Member] | Stock acquisition right [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in profit or loss		300
Unfavorable Change [Member] | Contingent considerations [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial liabilities, Recognized in profit or loss	13	673
Comprehensive Income Favorable Change [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in other comprehensive income	1,328	2,238
Financial liabilities, Recognized in other comprehensive income
Comprehensive Income Favorable Change [Member] | Unlisted common stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in other comprehensive income	31	68
Comprehensive Income Favorable Change [Member] | Unlisted common stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in other comprehensive income	782	1,423
Comprehensive Income Favorable Change [Member] | Unlisted Preferred stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in other comprehensive income	112	196
Comprehensive Income Favorable Change [Member] | Unlisted Preferred stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in other comprehensive income	403	551
Comprehensive Income Favorable Change [Member] | Stock acquisition right [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in other comprehensive income
Comprehensive Income Favorable Change [Member] | Contingent considerations [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial liabilities, Recognized in other comprehensive income
Comprehensive Income Unfavorable Change [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in other comprehensive income	1,328	2,238
Financial liabilities, Recognized in other comprehensive income
Comprehensive Income Unfavorable Change [Member] | Unlisted common stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in other comprehensive income	28	66
Comprehensive Income Unfavorable Change [Member] | Unlisted common stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in other comprehensive income	782	1,423
Comprehensive Income Unfavorable Change [Member] | Unlisted Preferred stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in other comprehensive income	115	198
Comprehensive Income Unfavorable Change [Member] | Unlisted Preferred stocks [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in other comprehensive income	403	551
Comprehensive Income Unfavorable Change [Member] | Stock acquisition right [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial assets, Recognized in other comprehensive income
Comprehensive Income Unfavorable Change [Member] | Contingent considerations [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) [Line Items]
Financial liabilities, Recognized in other comprehensive income